Leases	12 Months Ended
Dec. 31, 2024
Leases
Leases

Note 11 – Leases

The Group has several operating leases for factory facilities and offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The rental expense for the years ended December 31, 2024, 2023 and 2022 was $136,063, $258,193 and $270,357, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	December 31,	December 31,
	2024	2023
Right-of-use assets, net	$1,060,426	$1,232,323

Operating lease liabilities - current	139,222	163,343
Operating lease liabilities - non-current	919,781	1,073,205
Total operating lease liabilities	$1,059,003	$1,236,548

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024 and 2023

	December 31,	December 31,
	2024	2023
Weighted average remaining lease term (years)	6.95	7.77
Weighted average discount rate	3.85%	4.50%

The following is a schedule of maturities of lease liabilities as of December 31, 2024:

Twelve months ending December 31,
2025	$175,528
2026	172,651
2027	169,713
2028	169,713
2029	169,713
Thereafter	339,425
Total future minimum lease payments	1,196,743
Less: Imputed interest	137,740
Total	$1,059,003